FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 19:-	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company's financial instruments on December 31, 2023 and 2022, consisted of cash and cash equivalents, short-term bank deposits, trade and other accounts receivable, other current assets, long-term loans provided by financial institutions, and trade and other payables. The carrying amounts of the financial instruments, approximate fair value due to their short maturity.

These consolidated financial statements do not include any nonrecurring fair value measurements relating to assets and liabilities for which the Company has adopted the provisions of ASC Topic 820.